Condensed Consolidated Balance Sheets (Unaudited) - JPY (¥) ¥ in Millions		Sep. 30, 2018	Mar. 31, 2018
ASSETS
Cash and due from banks		¥ 35,663,868	¥ 32,648,387
Interest-earning deposits in other banks		39,157,102	43,209,662
Cash, due from banks and interest-earning deposits in other banks		74,820,970	75,858,049
Call loans, funds sold, and receivables under resale agreements		12,143,047	6,622,281
Receivables under securities borrowing transactions		3,113,172	9,268,756
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥6,558,587 and ¥6,644,591 at March 31, 2018 and September 30, 2018) (including ¥15,007,706 and ¥14,615,221 at March 31, 2018 and September 30, 2018 measured at fair value under fair value option)		36,087,519	35,186,689
Investment securities:
Available-for-sale debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥11,358,439 and ¥8,489,557 at March 31, 2018 and September 30, 2018)		31,162,510	32,833,114
Held-to-maturity debt securities (including assets pledged that secured parties are permitted to sell or repledge of ¥414,857 and ¥537,098 at March 31, 2018 and September 30, 2018) (fair value of ¥3,620,672 and ¥4,198,492 at March 31, 2018 and September 30, 2018)		4,187,966	3,582,941
Equity securities (including assets pledged that secured parties are permitted to sell or repledge of ¥1,650 and ¥1,505 at March 31, 2018 and September 30, 2018) (including ¥6,699,943 and ¥7,063,987 at March 31, 2018 and September 30, 2018 measured at fair value)		7,605,948	7,238,194
Total investment securities		42,956,424	43,654,249
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of ¥898,186 and ¥849,589 at March 31, 2018 and September 30, 2018)	[1]	117,663,232	117,035,895
Allowance for credit losses		(634,609)	(764,124)
Net loans		117,028,623	116,271,771
Premises and equipment-net		1,000,835	1,013,588
Accrued interest		352,113	324,624
Customers' acceptance liability		209,314	183,084
Intangible assets-net		1,021,853	1,011,119
Goodwill		431,155	441,334
Deferred tax assets		67,603	68,704
Other assets		10,891,622	10,666,064
Total assets		300,124,250	300,570,312
LIABILITIES AND EQUITY
Deposits: Domestic offices, Non-interest-bearing		24,231,019	24,406,759
Deposits: Domestic offices, Interest-bearing		122,896,999	125,195,310
Deposits: Overseas offices, principally interest-bearing		45,750,803	46,072,524
Total deposits		192,878,821	195,674,593
Call money, funds purchased, and payables under repurchase agreements		27,948,501	20,587,137
Payables under securities lending transactions		1,900,033	8,170,218
Due to trust account and other short-term borrowings (including ¥264,783 and ¥241,320 at March 31, 2018 and September 30, 2018 measured at fair value under fair value option)		10,193,094	10,267,282
Trading account liabilities		11,825,979	12,222,331
Obligations to return securities received as collateral		3,427,158	3,176,962
Bank acceptances outstanding		209,314	183,084
Accrued interest		192,090	165,921
Long-term debt (including ¥333,985 and ¥355,154 at March 31, 2018 and September 30, 2018 measured at fair value under fair value option)		27,881,157	27,069,556
Other liabilities		7,718,464	7,407,413
Total liabilities		284,174,611	284,924,497
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders' equity:
Capital stock-common stock authorized, 33,000,000,000 shares; common stock issued, 13,900,028,020 shares and 13,827,607,320 shares at March 31, 2018 and September 30, 2018, with no stated value		2,090,270	2,090,270
Capital surplus		5,685,427	5,740,165
Retained earnings:
Appropriated for legal reserve		239,571	239,571
Unappropriated retained earnings		8,071,376	4,945,733
Accumulated other comprehensive income, net of taxes		(272,240)	2,477,315
Treasury stock, at cost-737,772,882 common shares and 745,634,063 common shares at March 31, 2018 and September 30, 2018		(528,271)	(522,872)
Total Mitsubishi UFJ Financial Group shareholders' equity		15,286,133	14,970,182
Noncontrolling interests		663,506	675,633
Total equity		15,949,639	15,645,815
Total liabilities and equity		300,124,250	300,570,312
Consolidated VIEs [Member]
ASSETS
Cash and due from banks		3,366	130
Interest-earning deposits in other banks		18,601	23,161
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of ¥6,558,587 and ¥6,644,591 at March 31, 2018 and September 30, 2018) (including ¥15,007,706 and ¥14,615,221 at March 31, 2018 and September 30, 2018 measured at fair value under fair value option)		446,481	477,583
Investment securities:
Total investment securities		1,964,307	1,952,683
Net loans		16,127,864	16,550,107
All other assets		217,976	187,329
Total assets		18,778,595	19,190,993
LIABILITIES AND EQUITY
Total deposits
Other short-term borrowings		16,401	28,451
Long-term debt (including ¥333,985 and ¥355,154 at March 31, 2018 and September 30, 2018 measured at fair value under fair value option)		524,478	510,948
All other liabilities		99,091	84,040
Total liabilities		¥ 639,970	¥ 623,439

[1]	The above table includes loans held for sale of ¥226,923 million at March 31, 2018 and ¥238,564 million at September 30, 2018, respectively.